Schedule of borrowings term loan (Details) - USD ($)		Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total borrowings		$ 4,672,286		$ 5,778,479		$ 5,798,641
Non-current portion				112,319		371,103
Current portion		4,672,286		5,666,160		5,427,538
Term Loan I [member]
IfrsStatementLineItems [Line Items]
Total borrowings		157,980	[1]	201,945	[1],[2]	271,035	[2]
Term Loan IV [member]
IfrsStatementLineItems [Line Items]
Total borrowings		238,778	[3]	378,323	[3],[4]	626,714	[4]
Term Loan V [member]
IfrsStatementLineItems [Line Items]
Total borrowings		276,040	[5]	426,589	[5],[6]	697,233	[6]
Term Loan VI [member]
IfrsStatementLineItems [Line Items]
Total borrowings		713,103	[7]	924,276	[7],[8]	1,278,261	[8]
Term Loan VII [member]
IfrsStatementLineItems [Line Items]
Total borrowings		1,765,182	[9]	2,014,258	[9],[10]		[10]
Trade receivables financing [member]
IfrsStatementLineItems [Line Items]
Total borrowings		71,074		81,231
Revolving credit [member]
IfrsStatementLineItems [Line Items]
Total borrowings		$ 1,450,129		1,751,857		1,658,486
Term Loan II [member]
IfrsStatementLineItems [Line Items]
Total borrowings	[11]					$ 1,266,912

[1]	Term loan I was obtained for refinancing the outstanding loan amount in relation to the leasehold land and building of the Group. This loan is repayable by monthly instalments over a 120 months period commencing 2015. The interest rates charged were between 2.30% to 1.30% per annum below the bank’s commercial rate 2 for the 1st to 3rd year of the loan and thereafter at the bank’s Commercial Rate 2 (“CR2”) of 4.68% to 5.68% per annum. It contains a repayment on demand clause and therefore it is classified as current liabilities as at June 30, 2024 and December 31, 2023
[2]	Term loan I was obtained for refinancing the outstanding loan amount in relation to the leasehold land and building of the Group. This loan is repayable by monthly instalments over a 120 months period commencing 2015. The interest rates charged were between 2.30% to 1.30% per annum below the bank’s commercial rate 2 for the 1st to 3rd year of the loan and thereafter at the bank’s Commercial Rate 2 (“CR2”) of 4.68% to 5.68% per annum. It contains a repayment on demand clause and therefore it is classified as current liabilities as at December 31, 2023 and 2022.
[3]	Term loan IV was obtained for working capital purposes. This loan is repayable by monthly instalments over a 5 year period commencing from year 2021. The interest rates charged are 2.00% per annum on monthly rests.
[4]	Term loan IV was obtained for working capital purposes. This loan is repayable by monthly instalments over a 5 year period commencing from year 2021. The interest rates charged are 2.00% per annum on monthly rests.
[5]	Term loan V was obtained for working capital purposes. This loan is repayable by monthly instalments over a 5 year period commencing from year 2021. The interest rates charged are 2% per annum. It contains a repayment on demand clause and therefore it is classified as current liabilities as at June 30, 2024 and December 31, 2023.
[6]	Term loan V was obtained for working capital purposes. This loan is repayable by monthly instalments over a 5 year period commencing from year 2021. The interest rates charged are 2% per annum. It contains a repayment on demand clause and therefore it is classified as current liabilities as at December 31, 2023 and 2022.
[7]	Term loan VI was obtained for purchasing of machineries for core business operations. This loan is repayable by monthly instalments over a 5 year period commencing from year 2021. The interest rates charged are 2.50% per annum on monthly rests. It contains a repayment on demand clause and therefore it is classified as current liabilities as at June 30, 2024 and December 31, 2023.
[8]	Term loan VI was obtained for purchasing of machineries for core business operations. This loan is repayable by monthly instalments over a 5 year period commencing from year 2021. The interest rates charged are 2.50% per annum on monthly rests. It contains a repayment on demand clause and therefore it is classified as current liabilities as at December 31, 2023 and 2022.
[9]	Term loan VII was obtained as a replacement for Term Loan II and also for working capital purposes. This loan is repayable by monthly instalments over a 3 year period commencing year 2023. The interest rates charged are 2.0% above the Bank’s Cost of Funds. It contains a repayment on demand clause and therefore it is classified as current liabilities as at June 30, 2024 and December 31, 2023.
[10]	Term loan VII was obtained as a replacement for Term Loan II and also for working capital purposes. This loan is repayable by monthly instalments over a 3 year period commencing year 2023. The interest rates charged are 2.0% above the Bank’s Cost of Funds. It contains a repayment on demand clause and therefore it is classified as current liabilities as at December 31, 2023 and 2022.
[11]	Term loan II was obtained to finance the construction of the proposed erection of a single user 1-story factory with part 3-story ancillary. This loan is repayable by monthly instalments over a 7 year period commencing from 2016. The interest rates charged were between 2.65% to 3.45% per annum below the bank’s prevailing Enterprise Financing Rate for the 1st to 3rd year of the loan and thereafter at Singapore Interbank Offered Rate (“SIBOR”) plus 3% per annum. Term loan II was fully repaid during the financial year 2023.